ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Retention balance, current	$ 435	$ 427
Construction operations
Disclosure of financial assets [line items]
Retention balance, current	$ 142	$ 231